INTANGIBLES	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 6 – INTANGIBLES

As of September 30, 2021 and December 31, 2020, the Company has intangible assets of $346,804 and $0 from and after the acquisition of Magiclytics in February 2021. It is a platform that internally developed for revenue prediction from influencer collaboration and our digital platform Honeydrip.com.

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions and other purchases, which continue to be amortized:

	Weighted Average	September 30, 2021			December 31, 2020
	Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
Developed technology -Honeydrip	5	$102,357	$-	$102,357	$-	$-	$-
Developed technology - Magiclytics	-	244,447	-	244,447	-	-	-
		$346,804	$-	$346,804	$-	$-	$-